SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price per share (in dollars per share)	$ 11.50	$ 0
Share-based compensation expense	$ 32	$ 29	$ 18
Non-Qualified Stock Options | Independent, Non-Executive Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares issued in period (in shares)				162,500
Exercise price per share (in dollars per share)				$ 11.50
Contractual term				5 years
Time-Based Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service period from date of grant	3 years
Unrecognized equity-based compensation cost, restricted stock units	1 year 7 months 6 days	1 year 1 month 6 days
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 29	$ 24
Unearned compensation related to unvested RSUs	21
Tax benefits realized from tax deductions related to vesting of RSUs	$ 7	$ 1
Market Performance-Based Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards, vesting period	3 years
Vesting percentage		100.00%
Unrecognized equity-based compensation cost, restricted stock units	2 months 12 days
Minimum | Performance-Based Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards, vesting period	3 years
2019 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant (in shares)	11,998,287
2019 Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards, vesting period	1 year
2019 Equity Incentive Plan | Minimum | Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based awards, vesting period	3 years